RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Narrative (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 70,469	$ 75,680	$ 141,812	$ 168,174	$ 311,600	$ 422,077	$ 383,432
Net loss before income taxes	(13,157)	(2,798)	(33,742)	(11,410)	(40,575)	(16,428)	39,696
1 year or less	69,369		69,369		78,511	79,807	87,128
Contract with Customer, Liability, Noncurrent	37,164		37,164		38,176	35,495	39,788
Fair Value Adjustment of Warrants	(3,550)	(4,402)	(5,216)	(5,128)	(5,137)	(10,250)	(60,030)
Derivative Liability, Current	2,499		2,499		4,046	7,989	18,237
Additional Paid in Capital, Common Stock	709,667		709,667		708,027	703,259	625,380
Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax						412,752	372,827
Net loss before income taxes						(36,003)	(30,939)
1 year or less						82,504	86,517
Contract with Customer, Liability, Noncurrent						43,306	41,580
Fair Value Adjustment of Warrants						0	0
Derivative Liability, Current						0	0
Additional Paid in Capital, Common Stock						723,492	645,613
Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax						9,325	10,605
Net loss before income taxes						19,575	70,635
1 year or less						(2,697)	611
Contract with Customer, Liability, Noncurrent						(7,811)	(1,792)
Fair Value Adjustment of Warrants						(10,250)	(60,030)
Derivative Liability, Current						7,989	18,237
Additional Paid in Capital, Common Stock						(20,233)	(20,200)
Revision of Prior Period, Adjustment [Member] | Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2014-09
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss before income taxes						9,300	10,600
Revision of Prior Period, Adjustment [Member] | Cumulative Effect, Period of Adoption, Adjustment | Accounting Standards Update 2017-12
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Net loss before income taxes						10,200	60,000
Product [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	36,785	42,947	77,779	101,522	174,879	274,854	230,814
Product [Member] | Previously Reported [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax						266,537	223,761
Product [Member] | Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax						8,317	7,053
Service
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax	$ 27,174	$ 28,161	$ 53,727	$ 56,476	$ 113,868	124,599	131,967
Service | Revision of Prior Period, Adjustment [Member]
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Revenue from Contract with Customer, Excluding Assessed Tax						$ 1,000	$ 3,600